RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

11.       RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, (Topic 820) (“ASU 2010-06”) FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements, to improve disclosures about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption on January 1, 2010 and January 1, 2011 of the applicable additional disclosure requirements of ASU 2010-06 did not materially impact the Partnership’s financial statements.

In May 2011, FASB issued ASU 2011-04, Fair Value Measurement and disclosure (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”). The amendments in ASU 2011-04 result in common fair value measurement and disclosure requirements between GAAP and International Financial Reporting Standards. Many of the amendments in ASU 2011-04 are not intended to result in a change in current measurement or disclosure requirements under ASC 820. Certain amendments are intended to clarify FASB’s intent about the application of the existing fair value measurement guidance under ASC 820 and could change how an entity applies the guidance within ASC 820, including: the highest and best use and valuation premise for nonfinancial assets, application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk, premiums or discounts in fair value measurement, and fair value of an instrument classified in a reporting entity’s shareholders’ equity. The amendments also expand the disclosure requirements of ASC 820 for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures in place and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. The adoption of the additional disclosure requirements of ASU 2011-04 is not expected to materially impact the Partnership’s financial statements.